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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [ ]; Amendment Number:--

This Amendment (Check only one.):     [ ] is a restatement.

                                      [ ] adds new holdings entries

Institutional  Investment  Manager  Filing  this  Report:

Name:    Kleinwort  Benson  (Channel  Islands)  Investment  Management  Limited

Address:

Form 13F File Number: First filing.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  M A TAYLOR                          N Butt

Title: DIRECTOR                            DIRECTOR

Phone: 00 44 1534 613402                   00 44 1534 613041

Signature, Place, and Date of Signing:


/s/ M A TAYLOR ST. WELIER, JERSEY 11/4/11  /s/ N BUTT ST. WELIER, JERSEY 11/4/11
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[Signature] [City, State] [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

*   RHJ International SA

*   File Number not yet available

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